United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Quarter Ended December 31, 2006

Check here if Amendment [  ];
Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  	Apex Capital, LLC
Address:  	25 Orinda Way, Suite 300
		Orinda, CA  94563

13F File Number:  28-6260

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Sanford J. Colen
Title:		Manager & Principal
Phone:		925-253-1800
Signature, Place, and Date of Signing:



______________________________
Sanford J. Colen,				Orinda, CA	January 22, 2007

Report Type (Check only one.):

[x]	13F Holdings Report.
[  ]	13F Notice.
[  ]	13F Combination Report.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	1

Form 13F Information Table Entry Total:	133

Form 13F Information Table Value Total (x $1000):   $1,255,211

List of Other Included Mangers:

No.	13F File Number	Name:
01	28-6260		Apex Capital, LLC

Item 1:				 Item 2:		Item 3:	 	Item 4: 	Item 5: 	Item 6:		Item 7:		Item 8:
Name of Issuer		 Title of Class		CUSIP	 #	Fair Mkt 	Shares of 	Investment	Managers	Voting Authority
				 					Value	 	Principal	Discretion	See Instr. V	(Shares)
									(x $1000)	Amount	(c) Shared-Other		(b) Shared

99 CENTS ONLY STORES		common stock	65440K106	 $3,706 	 304,500 	other	1	x
ACACIA RESEARCH - ACACIA TEC	common stock	3881307	 	 $46,051 	 3,441,800 	other	1	x
ALKERMES INC			common stock	01642T108	 $13,803 	 1,032,400 	other	1	x
ALTIRIS CALLS			call options	02148M100	 $105 		 554 		other	1	x
AMERITYRE CORP			common stock	03073V107	 $7,363 	 1,864,000 	other	1	x
APPLE INC			common stock	37833100	 $33,936 	 400,000 	other	1	x
APPLERA CORP - CELERA GROUP	common stock	38020202	 $5,946 	 425,000 	other	1	x
ARENA PHARMACEUTICALS INC	common stock	40047102	 $129 	 	 10,000 	other	1	x
AUTODESK INC			common stock	52769106	 $5,219 	 129,000 	other	1	x
AVID TECHNOLOGY INC		common stock	05367P100	 $5,254 	 141,000 	other	1	x
AVIGEN INC			common stock	53690103	 $5,259 	 996,098 	other	1	x
BAKER HUGHES INC		common stock	57224107	 $2,195 	 29,400 	other	1	x
BANK OF AMERICA CORP		common stock	60505104	 $214 	 	 4,000 		other	1	x
BARR PHARMACEUTICALS INC	common stock	68306109	 $8,019 	 160,000 	other	1	x
BUILD-A-BEAR WORKSHOP INC	common stock	120076104	 $3,503 	 125,000 	other	1	x
BUILDING MATERIALS HLDG CORP	common stock	120113105	 $7,407 	 300,000 	other	1	x
CAMECO CORP			common stock	13321L108	 $1,011 	 25,000 	other	1	x
CAMERON INTERNATIONAL CORP	common stock	13342B105	 $2,629 	 49,550 	other	1	x
CHEVRON CORP			common stock	166764100	 $1,765 	 24,000 	other	1	x
CHINA LIFE INSURANCE CO-ADR	common stock	16939P106	 $6,734 	 133,325 	other	1	x
CHIPOTLE MEXICAN GRILL-CL A	common stock	169656105	 $22,800 	 400,000 	other	1	x
CNET NETWORKS INC		common stock	12613R104	 $8,181 	 900,000 	other	1	x
COACH INC			common stock	189754104	 $47,256 	 1,100,000 	other	1	x
COLUMBIA SPORTSWEAR CO		common stock	198516106	 $5,570 	 100,000 	other	1	x
CONOCOPHILLIPS			common stock	20825C104	 $2,616 	 36,359 	other	1	x
CONOR MEDSYSTEMS INC		common stock	208264101	 $10,586 	 337,900 	other	1	x
COOLBRANDS INTERNATIONAL INC	common stock	21639P208	 $5,624 	 5,120,320 	other	1	x
COST PLUS INC/CALIFORNIA	common stock	221485105	 $4,120 	 400,000 	other	1	x
CVS CORP			common stock	126650100	 $23,183 	 750,000 	other	1	x
CYPRESS BIOSCIENCE INC		common stock	232674507	 $12,084 	 1,559,200 	other	1	x
DELIA*S INC			common stock	246911101	 $9,065 	 864,149 	other	1	x
DELTA PETROLEUM CORP		common stock	247907207	 $1,635 	 70,600 	other	1	x
DEUTSCHE BOERSE AG		common stock	7021963	 	 $13,784 	 74,900 	other	1	x
DEVRY INC			common stock	251893103	 $4,144 	 148,000 	other	1	x
DEXCOM INC			common stock	252131107	 $4,930 	 500,000 	other	1	x
DIAMOND OFFSHORE DRILLING	common stock	25271C102	 $2,094 	 26,200 	other	1	x
ELAN CORP PLC CALLS		call options	284131208	 $40 	 	 1,000 		other	1	x
ELIZABETH ARDEN INC		common stock	28660G106	 $7,620 	 400,000 	other	1	x
EMC CORP/MASS			common stock	268648102	 $12,910 	 978,000 	other	1	x
ENDO PHARMACEUTICALS CALLS	call options	29264F205	 $60 	 	 1,000 		other	1	x
ENERGY SELECT SECTOR SPDR	common stock	81369Y506	 $1,079 	 18,400 	other	1	x
ENSCO INTERNATIONAL INC		common stock	26874Q100	 $1,672 	 33,400 	other	1	x
FOREST OIL CORP			common stock	346091705	 $7,226 	 221,100 	other	1	x
FOSSIL INC			common stock	349882100	 $3,904 	 172,900 	other	1	x
GAMELOFT.COM			common stock	5984273	 	 $90 	 	 15,000 	other	1	x
G-III APPAREL GROUP LTD		common stock	36237H101	 $471 	 	 25,000 	other	1	x
GILAT SATELLITE NETWORKS LTD	common stock	2598075	 	 $4,405 	 500,000 	other	1	x
GLOBALSANTAFE CORP		common stock	2016180	 	 $2,140 	 36,400 	other	1	x
GOL LINHAS AEREAS INTEL-ADR	common stock	38045R107	 $10,035 	 350,000 	other	1	x
GOODYEAR TIRE & RUBBER PUTS	put options	382550101	 $0 	 	 1,500 		other	1	x
GRANT PRIDECO INC		common stock	38821G101	 $8,749 	 220,000 	other	1	x
GULFPORT ENERGY CORP		common stock	402635304	 $204 	 	 15,000 	other	1	x
HALLIBURTON CO			common stock	406216101	 $1,105 	 35,600 	other	1	x
HESS CORP			common stock	42809H107	 $1,765 	 35,600 	other	1	x
HIMAX TECHNOLOGIES INC-ADR	common stock	43289P106	 $4,302 	 900,000 	other	1	x
I2 TECHNOLOGIES INC		common stock	465754208	 $8,055 	 353,000 	other	1	x
ICONIX BRAND GROUP INC		common stock	451055107	 $453 		 23,372 	other	1	x
IMERGENT INC			common stock	45247Q100	 $1,002 	 35,000 	other	1	x
IMERGENT PUTS			put options	45247Q100	 $270 		 2,000 		other	1	x
INNOVO GROUP INC		common stock	457954600	 $7 		 10,000 	other	1	x
INTL FUEL TECHNOLOGY INC	common stock	45953X208	 $1,425 	 2,795,000 	other	1	x
INTRAWARE INC			common stock	46118M509	 $1,471 	 224,600 	other	1	x
ITRON INC			common stock	465741106	 $15,552 	 300,000 	other	1	x
KINETIC CONCEPTS PUTS		put options	49460W208	 $8 		 1,500 		other	1	x
KINTERA INC			common stock	49720P506	 $315 		 252,300 	other	1	x
KOHLS CORP			common stock	500255104	 $205 		 3,000 		other	1	x
LAWSON SOFTWARE INC		common stock	52078P102	 $7,878 	 1,066,000 	other	1	x
LEHMAN BROTHERS HOLDINGS INC	common stock	524908100	 $7,812 	 100,000 	other	1	x
LOWE'S COS INC			common stock	548661107	 $8,566 	 275,000 	other	1	x
MARATHON OIL CORP		common stock	565849106	 $1,064 	 11,500 	other	1	x
MEDIVATION INC			common stock	58501N101	 $4,263 	 269,500 	other	1	x
MICROSOFT CORP			common stock	594918104	 $299 	 	 10,000 	other	1	x
MONOGRAM BIOSCIENCES INC	common stock	60975U108	 $320 		 180,000 	other	1	x
MORGAN STANLEY			common stock	617446448	 $407 	 	 5,000 		other	1	x
MSC.SOFTWARE CORP		common stock	553531104	 $11,590 	 761,000 	other	1	x
NATCO GROUP INC-A		common stock	63227W203	 $622 	 	 19,500 	other	1	x
NATIONAL OILWELL VARCO INC	common stock	637071101	 $1,298 	 21,220 	other	1	x
NEWMONT MINING CORP		common stock	651639106	 $33,863 	 750,000 	other	1	x
NEXEN INC			common stock	65334H102	 $1,161 	 21,100 	other	1	x
OCCIDENTAL PETROLEUM CORP	common stock	674599105	 $2,686 	 55,000 	other	1	x
OIL SERVICE HOLDRS TRUST	common stock	678002106	 $1,397 	 10,000 	other	1	x
OXFORD INDUSTRIES INC		common stock	691497309	 $14,076 	 283,500 	other	1	x
PARALLEL PETROLEUM CORP		common stock	699157103	 $1,423 	 81,000 	other	1	x
PEETS COFFEE & TEA INC		common stock	705560100	 $5,419 	 206,500 	other	1	x
PETROPLUS HOLDINGS AG		common stock	B1HH936	 	 $13,661 	 225,000 	other	1	x
POLO RALPH LAUREN CORP		common stock	731572103	 $41,455 	 533,800 	other	1	x
POLYMEDICA CORP			common stock	731738100	 $31,770 	 786,200 	other	1	x
QUALCOMM INC			common stock	747525103	 $5,669 	 150,000 	other	1	x
QUICKSILVER RESOURCES INC	common stock	74837R104	 $1,561 	 42,650 	other	1	x
QUIDEL CORP			common stock	74838J101	 $5,648 	 414,700 	other	1	x
QUIKSILVER INC			common stock	74838C106	 $46,132 	 2,929,000 	other	1	x
RIGHTNOW TECHNOLOGIES INC	common stock	76657R106	 $2,325 	 135,000 	other	1	x
ROSS STORES INC			common stock	778296103	 $8,790 	 300,000 	other	1	x
RUTH'S CHRIS STEAK HOUSE	common stock	783332109	 $2,100 	 114,900 	other	1	x
SAFEWAY INC			common stock	786514208	 $22,464 	 650,000 	other	1	x
SANDISK CORP			common stock	80004C101	 $8,778 	 204,000 	other	1	x
SCANNER TECHNOLOGIES CORP	common stock	80603Q105	 $11 	 	 24,000 	other	1	x
SCHLUMBERGER LTD		common stock	806857108	 $29,363 	 464,900 	other	1	x
SCHWAB (CHARLES) CORP		common stock	808513105	 $383 		 19,800 	other	1	x
SEAGATE TECHNOLOGY		common stock	2166245		 $19,769 	 746,000 	other	1	x
SEALY CORP			common stock	812139301	 $4,425 	 300,000 	other	1	x
SEMAFO INC			common stock	816922108	 $15 	 	 10,000 	other	1	x
SEMTECH CORP			common stock	816850101	 $9,985 	 764,000 	other	1	x
SHUFFLE MASTER INC		common stock	825549108	 $2,620 	 100,000 	other	1	x
SILICON LABORATORIES INC	common stock	826919102	 $11,227 	 324,000 	other	1	x
SOLEXA INC			common stock	83420X105	 $132 	 	 10,000 	other	1	x
SOTHEBY'S			common stock	835898107	 $107,267 	 3,458,000 	other	1	x
SOUTHWESTERN ENERGY CO		common stock	845467109	 $1,052 	 30,000 	other	1	x
STREETTRACKS GOLD TRUST		common stock	863307104	 $316 		 5,000 		other	1	x
TAKE-TWO INTERACTIVE PUTS	put options	874054109	 $108 		 2,500 		other	1	x
TENCENT HOLDINGS LTD		common stock	B01CT30	 	 $267 	 	 75,000 	other	1	x
TENFOLD CORPORATION		common stock	88033A103	 $7 		 20,000 	other	1	x
THERAVANCE INC			common stock	88338T104	 $9,267 	 300,000 	other	1	x
THERMO FISHER SCIENTIFIC INC	common stock	883556102	 $74,652 	 1,648,300 	other	1	x
THORIUM POWER LTD		common stock	885183103	 $179 		 595,500 	other	1	x
TIME WARNER TELECOM-CLASS A	common stock	887319101	 $15,107 	 758,000 	other	1	x
TJX COMPANIES INC		common stock	872540109	 $11,137 	 390,500 	other	1	x
TRANSOCEAN INC			common stock	2821287		 $3,122 	 38,600 	other	1	x
UBS AG-REG			common stock	B17MV57		 $12,066 	 200,000 	other	1	x
ULTRASHORT S&P500 PROSHARES	common stock	74347R883	 $17,765 	 305,500 	other	1	x
UNITED AMERICA INDEMNITY-A	common stock	90933T109	 $304 	 	 12,000 	other	1	x
URBAN OUTFITTERS INC		common stock	917047102	 $28,788 	 1,250,000 	other	1	x
US AIRWAYS GROUP INC		common stock	90341W108	 $8,078 	 150,000 	other	1	x
VARIAN MEDICAL SYSTEMS INC	common stock	92220P105	 $23,785 	 500,000 	other	1	x
WAL-MART STORES INC		common stock	931142103	 $18,472 	 400,000 	other	1	x
WARNACO GROUP INC/THE		common stock	934390402	 $10,317 	 406,500 	other	1	x
WEATHERFORD INTL LTD		common stock	2962421		 $1,534 	 36,700 	other	1	x
WESCO INTERNATIONAL INC		common stock	95082P105	 $39,697 	 675,000 	other	1	x
WESTERN ALLIANCE BANCORPORATION	common stock	957638109	 $402 	 	 11,574 	other	1	x
WHOLE FOODS MARKET INC		common stock	966837106	 $18,772 	 400,000 	other	1	x
WORLD FUEL SERVICES CORP	common stock	981475106	 $16,339 	 367,500 	other	1	x
WYETH				common stock	983024100	 $28,286 	 555,500 	other	1	x
XENOPORT INC			common stock	98411C100	 $1,245 	 50,700 	other	1	x
  Total			 					 $1,255,211
